Earnings Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Common Share [Abstract]
Net income	$ 433,783	$ 1,362,240
Comprehensive income	433,783	1,362,240
Dividend on Series A Preferred Shares	(106,944)	0
Net income attributable to common shareholders, basic	326,839	1,362,240
Dividend on Series A Preferred Shares	106,944	0
Net income attributable to common shareholders, diluted	$ 433,783	$ 1,362,240
Weighted average number of common shares outstanding, basic (in shares)	2,603,322	2,386,731
Effect of dilutive shares (in shares)	13,636,654	13,636,654
Weighted average number of common shares outstanding, diluted (in shares)	16,239,976	16,023,385
Earnings per common share, basic (in dollars per share)	$ 0.13	$ 0.57
Earnings per common share, diluted (in dollars per share)	$ 0.03	$ 0.09